Total
Eaton Vance High Yield Municipal Income Fund
Investment Objective
The Fund's investment objective is to provide high current income exempt from regular federal income tax.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 20 of this Prospectus and page 20 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Eaton Vance High Yield Municipal Income Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	none	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Eaton Vance High Yield Municipal Income Fund	Class A	Class C	Class I
Management Fees	0.42%	0.42%	0.42%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none
Other Expenses	0.22%	0.22%	0.22%
Interest Expense	0.13%	0.13%	0.13%
Expenses other than Interest Expense	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses	0.89%	1.64%	0.64%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Eaton Vance High Yield Municipal Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	562	745	945	1,519
Class C	267	517	892	1,944
Class I	65	205	357	798

Expense Example, No Redemption - Eaton Vance High Yield Municipal Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	562	745	945	1,519
Class C	167	517	892	1,944
Class I	65	205	357	798

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations (including notes and tax-exempt commercial paper) issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax (the “80% Policy”). The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax. The Fund will primarily invest in “high yield” municipal obligations under normal market conditions. For this purpose, “high yield” municipal obligations are municipal obligations rated at the time of investment either Baa or lower by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or lower by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”) or, if unrated, determined by the investment adviser to be of comparable quality. “High yield” municipal obligations rated below investment grade are also known as “junk bonds.” The Fund may invest in securities in any rating category, including those in default. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the lowest rating will be used for any Fund rating restrictions. The Fund may also invest a portion of its assets in municipal obligations that are not paying current income in anticipation of possible future income. The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities. The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, total return swaps, credit derivatives and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities. There is no stated limit on the Fund’s use of derivatives. The portfolio manager may also consider financially material environmental, social and governance factors in evaluating an issuer. These considerations may be taken into account alongside other factors in the investment selection process.

In pursuing its objective, the Fund normally acquires municipal obligations with maturities of ten years or more, but may acquire securities with shorter maturities. The Fund’s portfolio often has a longer average maturity than is typical of many other funds that invest primarily in municipal obligations. As a result, the interest rate risk described below may be more significant for the Fund. The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, principal only municipal investments, revenue bonds or industrial development bonds) and in one or more states, U.S. territories or economic sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis. The portfolio manager also may trade securities to seek to minimize taxable capital gains to shareholders. A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax. The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Principal Risks

Market Risk. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility. No active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

Municipal Obligations Risk. The amount of public information available about municipal obligations is generally less than for corporate equities or bonds, meaning that the investment performance of municipal obligations may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices. The differences between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress. Less liquid obligations can become more difficult to value and be subject to erratic price movements. The increased presence of nontraditional participants (such as proprietary trading desks of investment banks and hedge funds) or the absence of traditional participants (such as individuals, insurance companies, banks and life insurance companies) in the municipal markets may lead to greater volatility in the markets because non-traditional participants may trade more frequently or in greater volume.

Interest Rate Risk. In general, the value of income securities will fluctuate based on changes in interest rates. The value of these securities is likely to increase when interest rates fall and decline when interest rates rise. Duration measures the time-weighted expected cash flows of a fixed-income security, while maturity refers to the amount of time until a fixed-income security matures. Generally, securities with longer durations or maturities are more sensitive to changes in interest rates than securities with shorter durations or maturities, causing them to be more volatile. Conversely, fixed-income securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-income securities with longer durations or maturities. Because the Fund is managed toward an income objective, it may hold more longer duration or maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return. In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate. Certain instruments held by the Fund may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is expected to be phased out by the end of 2021. While the effect of the phase out cannot yet be determined, it may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.

Credit Risk. Investments in municipal obligations and other debt obligations (referred to below as “debt instruments”) are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of debt instruments also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of debt instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments deteriorates. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel, which may increase the Fund’s operating expenses and adversely affect net asset value. Municipal obligations may be insured as to principal and interest payments. If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.

Lower Rated Investments Risk. Investments rated below investment grade and comparable unrated investments (sometimes referred to as “junk”) have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment, particularly when there is no stated limit on the Fund’s use of derivatives. A derivative investment also involves the risks relating to the reference instrument underlying the investment.

Risk of Residual Interest Bonds. The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond. The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase. The value and market for residual interest bonds are volatile and such bonds may have limited liquidity. As required by applicable accounting standards, the Fund records interest expense as a liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.

Leverage Risk. Certain Fund transactions may give rise to leverage. Leverage can result from a non-cash exposure to the underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause the Fund’s share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The loss on leveraged investments may substantially exceed the initial investment.

Sector and Geographic Risk. Because the Fund may invest a significant portion of its assets in obligations issued in one or more states and/or U.S. territories and in certain types of municipal obligations and/or in certain sectors, the value of Fund shares may be affected by events that adversely affect a state, U.S. territory, sector or type of obligation and may fluctuate more than that of a more broadly diversified fund. General obligation bonds issued by municipalities are adversely affected by economic downturns and any resulting decline in tax revenues.

Risks of Principal Only Investments. Principal only investments entitle the Fund to receive the stated value of such investment when held to maturity. The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than obligations that pay interest currently. The Fund will accrue income on these investments and distribute that income each year. The Fund may be required to sell other investments to obtain cash needed for such income distributions.

U.S. Government Securities Risk. Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. U.S. Treasury securities generally have a lower return than other obligations because of their higher credit quality and market liquidity.

Liquidity Risk. The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

Tax Risk. Income from tax-exempt municipal obligations could be declared taxable because of changes in tax laws, adverse interpretations by the relevant taxing authority or the non-compliant conduct of the issuer of an obligation.

Risks Associated with Active Management. The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s). In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. The Fund relies on various service providers, including the investment adviser, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

For the ten years ended December 31, 2019, the highest quarterly total return for Class A was 6.32% for the quarter ended March 31, 2014, and the lowest quarterly return was -6.99% for the quarter ended December 31, 2010. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2019 to March 31, 2020) was -3.71%.

Average Annual Total Return as of December 31, 2019
Average Annual Total Returns - Eaton Vance High Yield Municipal Income Fund	One Year	Five Years	Ten Years
Class A	4.11%	3.87%	5.92%
Class A | After Taxes on Distributions	3.98%	3.74%	5.83%
Class A | After Taxes on Distributions and Sales	3.97%	3.74%	5.63%
Class C	7.48%	4.08%	5.63%
Class I	9.58%	5.14%	6.71%
Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	7.54%	3.53%	4.34%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.